Turnover and Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Segments Wholesalers	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.
Revenue recognised in year from performance obligations satisfied in previous periods	£ 793	£ 426
Turnover from changes to estimates of RAR accruals	451	122
Royalty income	328	299
Turnover	33,754	30,821	£ 30,186
Contingent consideration liability	5,479	6,286	6,172	£ 5,896
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	5,103	5,937
Pfizer put option	£ 1,011	1,240
US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Number of wholesalers | Wholesalers	3
Wholesalers 1 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,835	2,709	2,449
Wholesalers 2 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	3,146	2,962	3,043
Wholesalers 3 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,820	£ 2,656	£ 2,356